Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Components of Federal and State Income Tax Expense (Benefit)
The components of federal and state income tax expense (benefit) are as follows (in thousands):

	As of December 31,
	2014	2013	2012
Current
Federal	$—	$—	$—
State	—	—	—
Total current	—	—	—
Deferred expense (benefit)
Federal	—	894	(894)
State	—	158	(158)
Total deferred	—	1,052	(1,052)
Total income tax expense (benefit)	$—	$1,052	$(1,052)

Components of Net Deferred Tax Assets
The components of net deferred tax assets are as follows (in thousands):

	As of December 31,
	2014	2013
Net operating loss carryforwards	$53,950	$33,539
Tax credit carryforwards	3,590	3,549
Stock based compensation	4,676	8,322
Other	190	12
Licensing deduction deferral	8,919	8,682
Gross deferred tax assets	71,325	54,104
Valuation allowance	(71,325)	(54,104)
Net deferred tax asset	$—	$—

Components of Net Deferred Tax Liabilities
The components of net deferred tax liabilities are as follows (in thousands):

	As of December 31,
	2014	2013
In-process research and development not subject to future amortization for tax purposes	$5,053	$5,053
Gross deferred tax liability	$5,053	$5,053

Schedule of Provision Computed by Applying Federal Statutory Rate
The provision for income taxes differs from the provision computed by applying the federal statutory rate to net loss before income taxes as follows (in thousands):

	As of December 31,
	2014	2013	2012
Expected federal income tax benefit	$(12,447)	$(25,713)	$(11,688)
State income taxes after credits	(1,283)	(3,676)	(1,067)
Unrealized gain on marketable securities	—	1,052	(1,052)
Changes in warrant value	(6,503)	17,283	3,664
Stock compensation	3,996	813	152
Effect of change in valuation allowance	17,275	11,408	8,939
Income tax credits	(42)	(240)	—
Other	(996)	125	—
	$—	$1,052	$(1,052)